Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective income tax rate	(0.30%)	0.00%	(0.50%)	0.00%	(0.99%)	(6.15%)
Income tax provision (benefit)	$ 25	$ 0	$ 75	$ 0	$ 220	$ 1,212